Stock Incentive Plans (Details Textuals 2) - $ / shares	1 Months Ended	6 Months Ended	12 Months Ended
	Jan. 31, 2015	Jun. 30, 2015	Dec. 31, 2014	Dec. 31, 2013
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of shares purchase		232,000	1,039,000
Options Issued		$ 0.63	$ 1.07
Board of directors
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of shares purchase	150,000
Options Issued	$ 0.635
Board of directors | Subsequent Event
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of shares purchase	80,000
Options Issued	$ 0.63